Investment Property	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
Note 20 Investment Property

Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2016
Historic cost	5,097,142	2,487,425	7,584,567
Depreciation	-	(746,565)	(746,565)
Book Value	5,097,142	1,740,860	6,838,002

As of December 31, 2016
Additions	-	11,036	11,036
Divestitures	(2,563)	-	(2,563)
Depreciation	-	(41,055)	(41,055)
Conversion effect (depreciation)	(364,940)	(218,986)	(583,926)
Conversion effect	-	32,333	32,333
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2016
Historic cost	4,729,639	2,279,475	7,009,114
Depreciation	-	(755,287)	(755,287)
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2017
Additions	-	17,588	17,588
Depreciation	-	(38,007)	(38,007)
Conversion effect (depreciation)	(270,804)	(165,236)	(436,040)
Conversion effect	-	27,991	27,991
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2017
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359

Investment property includes twenty land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, with one land property, two offices and one apartment of them being leased and generating ThCh$ 193,839 revenue during year 2017 (ThCh$ 251,545 in 2016 and ThCh$ 172,243 in 2015). Additionally, there are three land properties in Argentina, which are leased and generated an income for ThCh$ 135,064 for year 2017 (ThCh$ 131,389 in 2016 and ThCh$ 127,093 in 2015). In addition, the expenses associated with such investment properties amounted to ThCh$ 60,452 for the year ended as of December 31, 2017 (ThCh$ 71,090 in 2016 and ThCh$ 120,340 in 2015).

The fair value, of investment property that represent 89% of the carrying amount is ThCh$ 16,904,331.

Management has not detected any evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.